Annual Total Returns (Bar Chart) - Blue Chip Growth Trust (Blue Chip Growth Trust, Series I, Blue Chip Growth Trust)	12 Months Ended
May 01, 2011
Blue Chip Growth Trust | Series I, Blue Chip Growth Trust
Bar Chart Table:
2001	(14.61%)
2002	(24.26%)
2003	29.17%
2004	9.03%
2005	5.60%
2006	9.58%
2007	12.75%
2008	(42.53%)
2009	42.89%
2010	16.15%